Shareholder Report, Average Annual Return (Details) 191453_CrossingBridge Low Duration High Income Fund_Retail Class_TSR Annual {Retail Class}	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retail Class
Average Annual Return, Percent	5.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.50%
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index
Average Annual Return, Percent	7.65%
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year U.S. Treasury Index
Average Annual Return, Percent	4.37%
ICE BofA 1-3 Year US Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Corporate Bond Index
Average Annual Return, Percent	5.31%